Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (24,020,717)	$ (8,679,289)	$ (2,547,668)
Net loss from discontinued operations		(532,698)	4,631
Net loss from continuing operations	(24,020,717)	(8,146,591)	(2,552,299)
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Provision for doubtful accounts	18,579,941	55,966	72,600
Depreciation and amortization	84,241	89,440	77,522
Finance expenses	1,120,210	74,190
Non-cash operating lease expenses	573,593	(211,337)	(188,835)
Loss from the disposal of property and equipment	31,474	(453)	913
Gain on early termination of operating lease contract			(20,245)
Foreign exchange loss (gain)	(1,569,106)	917,691	(30,101)
Deferred tax expenses (benefit)			115,094
Share-based compensation expenses	3,381,800	1,773,300
Loss from impairment of Goodwill		2,973,850
Investment income	546,150
Changes in assets and liabilities
Accounts receivable	(113,095)	(90,673)	(346,253)
Other receivables	394,657	(445,298)	45,983
Prepayments		(36,643,771)	(172,358)
Accounts receivable - related party		(52,927)
Due from related parties		20,783
Other non-current assets	59,037	(22,873)	3,068
Accounts payable	238,453	181,061	125,178
Accruals and other payables	42,990	193,869	404,747
Deferred revenue	(57,148)	(209,419)	445,771
Accounts payable - related party	(9,880)	(58,162)	147,297
Due to related parties		(2,652)
Taxes payable	(3,312)	(50,720)	28,609
Operating lease liabilities	(575,367)	212,509	193,783
Net cash used in operating activities, continuing operations	(1,296,079)	(39,442,217)	(1,649,526)
Net cash (used in) provided by operating activities, discontinued operations		61,004	3,171
Net cash used in operating activities	(1,296,079)	(39,381,213)	(1,646,355)
Cash flows from investing activities
Purchase of property and equipment	(10,052)	(12,374)	(76,356)
Purchase of intangible assets		(41,589)	(14,907)
Acquisition of subsidiaries			(3,971,680)
Proceeds from disposal of subsidiaries	479,965	389,083
Net cash provided by (used in) investing activities from continuing operations	469,913	335,120	(4,062,943)
Net cash (used in) provided by investing activities	469,913	335,120	(4,062,943)
Cash flows from financing activities
IPO proceeds net of deferred offering cost			8,161,783
Repayment to related parties	273,391	69,486	(388,899)
Proceeds from issuance of convertible notes	797,460	1,951,250
Cash paid for stock issuance costs	(600,000)
Proceeds from capital contribution	11,500,000	35,251,717
Net cash provided by financing activities from continuing operations	11,970,851	37,272,453	7,772,884
Net cash provided by financing activities	11,970,851	37,272,453	7,772,884
Effect of exchange rates on cash	(873,229)	(61,330)	(68,791)
Net increase (decrease) in cash and restricted cash	10,271,456	(1,834,970)	1,994,795
Cash and restricted cash at beginning of year	2,814,010	4,648,980	2,654,185
Cash and restricted cash at end of year	13,085,466	2,814,010	4,648,980
Cash at end of year from continuing operations	13,085,466	2,814,010	4,587,026
Restricted cash at end of year from continuing operations			30,310
Cash at end of year from discontinued operations			31,644
Cash and restricted cash at end of year	13,085,466	2,814,010	4,648,980
Supplemental disclosure information
Cash paid for income tax		422
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation		$ 338,305	$ 370,114